GOODWILL - Changes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in the net carrying amount of goodwill
Balance at beginning of year	$ 542.6
Balance at end of year	550.1	$ 542.6
Cost
Changes in the net carrying amount of goodwill
Balance at beginning of year	611.1	606.6
Business acquisitions	7.5	4.5
Balance at end of year	618.6	611.1
Accumulated impairment losses
Changes in the net carrying amount of goodwill
Balance at beginning of year	(68.5)
Balance at end of year	$ (68.5)	$ (68.5)